Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified		1 Months Ended
	May 31, 2012	Jul. 23, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Special cash dividend declared per share	$ 0.30	$ 0.35
Dividend payable date		Oct. 07, 2013
Aggregate amount of cash dividends to be paid	$ 50,000	$ 54,000
Shareholdings record date		Sep. 06, 2013